Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 12, 2021
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2021
Prospectus Date	rr_ProspectusDate	Oct. 13, 2021
Abraham Fortress Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Abraham Fortress Fund

Class I Shares: FORTX

Class K Shares: FORKX

Class C Shares: FORRX

A series of Investment Managers Series Trust II

Supplement dated December 28, 2021 to the

Prospectus dated October 13, 2021, as supplemented.

Effective immediately, the following changes are made to the principal investment strategies for the Abraham Fortress Fund (the “Fund”):

Item (ii) of the first paragraph under the “Principal Investment Strategies” section beginning on page 2 and page 10 of the Prospectus is deleted and replaced with the following:

(ii)	Bonds: 10-30% in fixed income securities (generally with greater than five years of remaining maturity at time of purchase) issued by the U.S. Government, other sovereign bonds, and any investment grade bonds; and

The fifth paragraph under the “Principal Investment Strategies” section beginning on page 2 and page 10 of the Prospectus is deleted and replaced with the following:

The Fund intends to obtain exposure to the commodities markets through investments in the Subsidiary. Generally, the Subsidiary will primarily invest directly or indirectly in commodity-linked derivatives (including commodity futures, options, and swap contracts). As part of the Fund’s Diversifying Strategies, the Fund and the Subsidiary may also invest in U.S. government securities, money market funds, and/or other investments intended to serve as margin or collateral for its derivative positions. Through investing in the Subsidiary, the Fund, will among other things, be able to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets.

Please retain this Supplement for future reference.